Stockholder's Equity - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 11, 2021	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Preferred stock, shares authorized				1,000,000	1,000,000
Preferred stock, par value, per share				$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Common stock, shares authorized				50,000,000	100,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common stock, shares issued				6,900,000	6,900,000
Common stock, shares outstanding				6,900,000	6,900,000
Warrants outstanding				0
Warrants exercisable period after completion of business combination				30 days	30 days
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation.				5 years	5 years
Warrants exercisable				0	0
Redemption price per warrant				$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days	30 days
Minimum price per share required for redemption of warrants				$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days				20 years	20 days
Warrants redemption covenant threshold consecutive trading days				30 years	30 days
Number of business days before sending notice of redemption period					3 years
Redemption triggering price of warrants				$ 18.00	$ 18.00
Warrants redemption exercise price per share				11.50	11.50
Maximum effective issue price to closing of business combination				$ 9.20	$ 9.20
Minimum percentage of total equity proceeds from issuances				60.00%	60.00%
Number of trading days prior on consummates business combination				10 years	10 years
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price				115.00%	115.00%
Percentage of warrant redemption trigger price adjusted equal to higher of market value and newly issued price.				180.00%	180.00%
Temporary Equity, Shares Outstanding				0	27,600,000	27,600,000	27,600,000
Warrants will not be transferable, assignable or saleable, number of days after completion of business combination				30 days
Payment of deferred offering costs				$ 114,360	$ 15,816,086
Issuance of common stock, shares			10,000	7,500
Founder Shares
Common stock, shares not subject to forfeiture	900,000
Payment of deferred offering costs				$ 25,000
Issuance of common stock, shares		6,900,000	5,750,000	5,750,000
Sponsor
Common stock, shares not subject to forfeiture				900,000
Sponsor | Founder Shares
Issuance of common stock, shares			5,750,000
Subsequent Event [Member]
Common stock, shares authorized		100,000,000
Common stock, shares issued		6,900,000
Common stock, shares outstanding		6,900,000
Common stock, shares not subject to forfeiture	900,000	1,150,000
Subsequent Event [Member] | Founder Shares
Common stock, shares not subject to forfeiture	900,000
Issuance of common stock, shares		6,900,000